Non Purchased Loans - Detailed Amount of Gross Loans Segregated by Loan Grade and Class (Detail) - Financial assets non purchased loans [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 588,475	$ 476,445
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	459,448	377,258
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	42,677	66,428
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	15,616	15,595
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	94,280	87,631
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	306,875	207,604
Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	116,220	85,294
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	115,679	84,611
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	541	683
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	12,807	13,893
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,878	1,833
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	10,929	12,060
Satisfactory 1, 2, 3, 4 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	522,820	421,618
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	400,118	326,983
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	41,775	64,112
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	14,801	14,533
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	85,203	79,068
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	258,339	169,270
Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	110,037	80,958
Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	109,525	80,289
Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	512	669
Satisfactory 1, 2, 3, 4 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	12,665	13,677
Satisfactory 1, 2, 3, 4 [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,845	1,770
Satisfactory 1, 2, 3, 4 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	10,820	11,907
Special Mention 5,6 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	43,646	25,383
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	39,194	25,196
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	120	1,682
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	95	331
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	3,210	1,917
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	35,769	21,266
Special Mention 5,6 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	4,409	128
Special Mention 5,6 [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	4,409	128
Special Mention 5,6 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	43	59
Special Mention 5,6 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	43	59
Substandard 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	21,968	29,393
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	20,136	25,079
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	782	634
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	720	731
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	5,867	6,646
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	12,767	17,068
Substandard 7 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,758	4,198
Substandard 7 [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,738	4,194
Substandard 7 [Member] | Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	20	4
Substandard 7 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	74	116
Substandard 7 [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	33	63
Substandard 7 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	41	53
Doubtful 8 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	25	41
Doubtful 8 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	25	41
Doubtful 8 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	25	41
Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	16	10
Loss [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans		10
Loss [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	7
Loss [Member] | Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans		$ 10
Loss [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	16
Loss [Member] | Consumer Portfolio Segment [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 9